Annual Total Returns[BarChart] - Invesco Dynamic Large Cap Growth ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.09%	18.64%	37.33%	13.51%	7.78%	2.93%	30.55%	1.06%	24.75%	31.72%